FINANCIAL RISK MANAGEMENT (Details 19) - PEN (S/) S/ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 107,643	S/ 102,744
Pension funds [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	47,452	48,868
Investment funds [member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	40,186	37,567
Equity managed [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	15,397	12,874
Bank trusts [Member]
Disclosure of detailed information about assigned value of financial assets [Line Items]
Assigned value of the financial assets	S/ 4,608	S/ 3,435